Consolidated Statements of Shareholders' Equity (Parenthetical)		12 Months Ended
	Apr. 10, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Stockholders Equity [Abstract]
Adjusted stock split	0.008	0.008	0.008	0.008